Schedule of Investments (unaudited)	iShares® MSCI Europe Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.0%
Agrana Beteiligungs AG	1,056	$16,816
ams-OSRAM AG(a)(b)	25,851	92,246
ANDRITZ AG	6,378	293,574
AT&S Austria Technologie & Systemtechnik AG	2,448	61,460
BAWAG Group AG(c)	7,326	326,303
CA Immobilien Anlagen AG	4,021	135,963
DO & CO AG(b)	673	78,616
EVN AG	3,334	90,486
Immofinanz AG(a)	3,298	66,392
Lenzing AG(a)	1,802	70,165
Oesterreichische Post AG(b)	3,230	103,043
Palfinger AG	1,557	37,568
Porr AG	1,863	22,319
Raiffeisen Bank International AG(a)	13,909	201,510
Schoeller-Bleckmann Oilfield Equipment AG	947	47,855
Semperit AG Holding.	745	12,013
UNIQA Insurance Group AG	11,631	93,913
Vienna Insurance Group AG Wiener
Versicherung Gruppe	3,540	94,953
Wienerberger AG	9,901	239,871
		2,085,066
Belgium — 2.9%
Ackermans & van Haaren NV	2,184	324,221
Aedifica SA	4,428	241,572
AGFA-Gevaert NV(a)	11,826	19,081
Barco NV	5,986	91,908
Bekaert SA	3,387	137,141
bpost SA	9,716	52,636
Cofinimmo SA	3,166	196,879
Deme Group NV	722	66,803
Etablissements Franz Colruyt NV	5,644	233,580
Euronav NV	9,192	164,273
Exmar NV	1,115	13,303
Fagron	6,572	115,497
Galapagos NV(a)	4,316	143,599
Immobel SA	390	10,832
Intervest Offices & Warehouses NV	2,420	51,340
KBC Ancora	3,320	125,578
Kinepolis Group NV(b)	1,326	65,406
Melexis NV	1,882	138,545
Montea NV	1,305	92,234
Ontex Group NV(a)(b)	5,909	43,236
Proximus SADP	14,332	118,791
Recticel SA(b)	4,186	37,656
Retail Estates NV	977	59,486
Shurgard Self Storage Ltd.	2,557	95,695
Tessenderlo Group SA	2,436	70,918
VGP NV	1,256	102,247
X-Fab Silicon Foundries SE(a)(b)(c)	5,644	51,136
Xior Student Housing NV	2,722	78,320
		2,941,913
China — 0.0%
Boshiwa International Holding Ltd.(a)(d)	20,000	—

Denmark — 4.1%
ALK-Abello A/S(a)	12,499	138,744
Alm Brand A/S	80,477	116,474
Ambu A/S, Class B(a)(b)	17,267	170,413
Bavarian Nordic A/S(a)(b)	7,377	140,609
Better Collective A/S(a)	2,878	69,614
Security	Shares	Value

Denmark (continued)
cBrain A/S	971	$25,121
Chemometec A/S	1,490	61,640
D/S Norden A/S	1,893	107,553
Dfds A/S	3,323	95,992
FLSmidth & Co. A/S(b)	4,830	181,139
GN Store Nord A/S(a)	12,680	211,585
H Lundbeck A/S	26,397	137,978
H Lundbeck A/S, Class A	3,663	16,570
ISS A/S	14,741	213,339
Jyske Bank A/S, Registered(a)	4,487	316,218
Matas A/S	3,220	41,906
Netcompany Group A/S(a)(b)(c)	4,255	133,134
Nilfisk Holding A/S(a)	1,064	17,105
NKT A/S(a)	5,013	252,050
NTG Nordic Transport Group A/S, Class A(a)(b)	616	24,450
Per Aarsleff Holding A/S	1,642	71,822
Ringkjoebing Landbobank A/S	2,559	348,789
Royal Unibrew A/S	4,728	342,018
Scandinavian Tobacco Group A/S, Class A(c)	5,383	79,929
Schouw & Co. A/S	1,213	74,857
Solar A/S, Class B	508	30,315
Spar Nord Bank A/S	6,786	102,819
Sydbank A/S	5,348	232,315
Topdanmark A/S	4,199	188,216
TORM PLC, Class A	3,169	96,682
Trifork Holding AG	1,124	15,772
Zealand Pharma A/S, Class A(a)	4,640	192,740
		4,247,908
Finland — 2.6%
Aktia Bank OYJ	4,999	47,220
Anora Group OYJ	3,621	15,687
Cargotec OYJ, Class B	3,628	143,205
Caverion OYJ	5,115	46,166
Citycon OYJ	7,979	42,205
Finnair OYJ(a)(b)	61,443	3,748
F-Secure OYJ	10,965	19,759
Huhtamaki OYJ	9,025	310,245
Incap OYJ(a)	1,928	12,153
Kemira OYJ	10,179	164,809
Kempower OYJ(a)(b)	1,558	48,850
Kojamo OYJ	11,393	97,328
Konecranes OYJ	6,322	207,287
Mandatum OYJ(a)	42,708	165,032
Marimekko OYJ	2,806	32,362
Metsa Board OYJ, Class B(b)	15,349	116,217
Musti Group OYJ	3,036	59,899
Nokian Renkaat OYJ	12,340	93,322
Outokumpu OYJ	34,020	139,594
Puuilo OYJ	5,126	42,924
QT Group OYJ(a)(b)	1,761	103,011
Revenio Group OYJ	1,965	45,720
TietoEVRY OYJ	9,922	208,159
Tokmanni Group Corp.	4,564	61,630
Uponor OYJ	3,725	112,859
Valmet OYJ	14,597	327,576
YIT OYJ	12,374	22,019
		2,688,986
France — 7.4%
ABC arbitrage	3,220	16,473
Abivax SA, NVS	1,754	16,443
Air France-KLM, NVS(a)	10,813	122,305

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Altarea SCA	367	$26,130
Alten SA	2,775	327,805
Antin Infrastructure Partners SA	3,237	38,551
APERAM SA	4,812	133,342
Atos SE(a)(b)	10,205	71,555
Aubay	699	23,426
Believe SA(a)(b)	2,268	23,125
Beneteau SA	3,605	43,498
Boiron SA	567	23,654
Bonduelle SCA	1,118	11,841
Carmila SA	5,947	83,332
CGG SA(a)	64,348	45,531
Cie. des Alpes	2,032	28,548
Cie. Plastic Omnium SA	5,412	60,853
Coface SA	9,783	118,035
Derichebourg SA	8,448	36,620
Elior Group SA(a)(b)(c)	10,325	19,591
Elis SA	17,570	288,148
Equasens	489	33,503
Eramet SA	793	54,914
Esker SA	520	66,004
Etablissements Maurel et Prom SA	5,280	31,429
Euroapi SA(a)	4,817	25,241
Eutelsat Communications SA(b)	12,590	53,763
Faurecia SE(a)	14,882	250,771
Fnac Darty SA	990	23,263
Gaztransport Et Technigaz SA	3,143	402,021
GL Events	691	11,801
ICADE	3,257	106,423
ID Logistics Group(a)(b)	261	70,719
Imerys SA	3,149	83,497
Interparfums SA	1,965	92,822
IPSOS	3,718	180,685
JCDecaux SE(a)	6,053	94,695
Kaufman & Broad SA	1,051	27,964
Korian SA(b)	6,621	25,020
LISI	1,466	33,938
Maisons du Monde SA(c)	2,527	12,707
Manitou BF SA(b)	1,025	21,626
Mercialys SA	8,764	74,654
Mersen SA	2,027	67,302
Metropole Television SA	2,483	31,122
Neoen SA(c)	6,374	168,318
Nexans SA	2,473	175,185
Nexity SA	4,184	58,461
OVH Groupe SAS, NVS(a)(b)	3,506	25,018
Peugeot Invest	484	47,024
Pierre & Vacances SA, NVS(a)	12,420	16,672
Quadient SA	3,222	67,363
Rexel SA	22,777	465,170
Rubis SCA	9,197	200,242
SCOR SE	13,492	402,796
Seche Environnement SA, NVS	209	21,517
SES SA, Class A	35,912	209,528
SES-Imagotag SA(a)	584	58,470
SMCP SA(a)(b)(c)	4,268	15,172
Societe BIC SA	2,251	141,291
SOITEC(a)	2,511	374,789
Sopra Steria Group SACA	1,439	258,353
SPIE SA	13,168	346,286
Television Francaise 1	3,740	26,356
Trigano SA	803	105,447
Security	Shares	Value

France (continued)
Ubisoft Entertainment SA(a)(b)	8,802	$250,978
Vallourec SA(a)	14,955	179,615
Valneva SE(a)(b)	9,705	55,123
Verallia SA(c)	6,914	224,818
Vicat SA	1,711	52,533
Virbac SA	397	113,990
Voltalia SA(a)(b)	3,536	29,571
Waga Energy SA(a)	576	13,286
Wavestone	789	35,891
		7,573,953
Germany — 9.1%
1&1 AG	3,254	55,973
About You Holding SE(a)	3,257	13,561
Adesso SE(b)	289	27,322
ADVA Optical Networking SE(a)	1,635	34,565
AIXTRON SE	10,671	299,863
Amadeus Fire AG	531	61,317
Aroundtown SA(a)	79,701	180,110
Atoss Software AG	372	78,595
Aurubis AG	2,948	243,024
Auto1 Group SE(a)(c)	8,934	52,588
Basler AG	1,160	9,589
BayWa AG(b)	1,375	45,901
Befesa SA(c)	3,765	110,139
Bertrandt AG	484	23,378
Bilfinger SE	2,596	95,275
Borussia Dortmund GmbH & Co. KGaA(a)	6,884	27,096
CANCOM SE(b)	3,441	85,909
Ceconomy AG(a)	13,647	25,966
Cewe Stiftung & Co. KGaA	484	43,925
CompuGroup Medical SE & Co. KgaA	2,565	94,051
CropEnergies AG	2,244	19,322
CTS Eventim AG & Co. KGaA	5,809	351,713
CureVac NV(a)	9,188	48,794
Datagroup SE	362	19,962
Dermapharm Holding SE	1,753	67,844
Deutsche Beteiligungs AG	1,340	39,782
Deutsche EuroShop AG	1,488	26,986
Deutsche Pfandbriefbank AG(b)(c)	12,930	86,481
Deutz AG	11,295	45,776
DIC Asset AG(b)	3,889	16,093
Duerr AG	4,873	100,264
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,405	55,426
Elmos Semiconductor SE	573	37,601
ElringKlinger AG	2,634	14,864
Encavis AG(a)(b)	11,254	146,962
Energiekontor AG	645	47,681
Evotec SE(a)	13,210	228,401
Fielmann AG	2,348	101,137
flatexDEGIRO AG(a)(b)	6,796	68,932
Formycon AG(a)	812	47,997
Fraport AG Frankfurt Airport Services Worldwide(a)	3,481	173,004
Freenet AG	11,114	282,106
Gerresheimer AG	3,215	299,873
GFT Technologies SE	1,682	50,333
Grand City Properties SA(a)	7,293	65,215
GRENKE AG	2,583	55,354
Hamborner REIT AG	7,112	47,054
Hamburger Hafen und Logistik AG	2,543	45,155
Heidelberger Druckmaschinen AG(a)(b)	25,829	30,984
Hensoldt AG	4,990	147,865
HOCHTIEF AG	2,190	226,867

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Hornbach Holding AG & Co. KGaA	772	$46,091
Hugo Boss AG	5,242	306,578
Hypoport SE(a)	412	50,435
Indus Holding AG(b)	1,946	37,892
Ionos SE(a)	1,934	25,557
Jenoptik AG	4,817	114,419
JOST Werke AG(c)	1,234	56,624
K+S AG, Registered.	18,049	303,426
KION Group AG	6,727	206,398
Kloeckner & Co. SE	6,424	39,882
Knaus Tabbert AG	384	17,553
Kontron AG(b)	3,513	70,809
Krones AG	1,328	129,444
LANXESS AG	7,636	174,976
MBB SE	209	16,886
Medios AG(a)(b)	1,309	20,611
METRO AG(a)	13,363	84,930
MorphoSys AG(a)	3,010	97,294
Nagarro SE(a)(b)	757	53,449
Nordex SE(a)(b)	11,145	117,574
Norma Group SE	2,937	51,816
Northern Data AG(a)(b)	1,485	43,860
Patrizia SE	3,727	30,164
Pfeiffer Vacuum Technology AG	338	52,234
PNE AG	2,768	35,158
ProSiebenSat.1 Media SE(b)	12,962	72,706
PVA TePla AG(a)	1,978	30,073
SAF-Holland SE	4,177	55,845
Salzgitter AG(b)	2,211	55,246
Secunet Security Networks AG	162	22,012
SGL Carbon SE(a)(b)	5,792	35,667
Shop Apotheke Europe NV(a)(c)	1,411	157,997
Siltronic AG	1,660	142,633
Sixt SE	1,291	111,387
SMA Solar Technology AG(a)(b)	1,440	88,473
Stabilus SE	2,311	146,739
Steico SE(b)	485	14,145
Stratec SE	718	33,121
Stroeer SE & Co. KGaA	3,169	144,989
Suedzucker AG	5,633	85,333
SUESS MicroTec SE	1,870	32,386
Synlab AG	6,380	66,933
TAG Immobilien AG(a)	15,518	169,674
Takkt AG	2,112	27,040
TeamViewer AG(a)(c)	12,848	197,681
thyssenkrupp AG	46,342	322,988
United Internet AG, Registered	8,951	186,106
Varta AG(a)(b)	1,867	37,928
VERBIO Vereinigte BioEnergie AG	1,755	59,391
Vib Vermoegen AG(a)	1,084	13,007
Vitesco Technologies Group AG(a)	1,901	185,929
Vossloh AG	867	33,678
Wacker Neuson SE	2,640	48,445
Wuestenrot & Wuerttembergische AG	2,293	31,873
		9,397,460
Hong Kong — 0.0%
Peace Mark Holdings Ltd.(a)(d)	30,000	—

Ireland — 0.7%
Cairn Homes PLC(a)	59,097	69,788
Dalata Hotel Group PLC	19,496	82,721
Glanbia PLC	18,723	294,785
Security	Shares	Value

Ireland (continued)
Glenveagh Properties PLC(a)(c)	50,896	$49,114
Greencore Group PLC(a)	46,972	51,459
Irish Residential Properties REIT PLC	41,858	40,317
Origin Enterprises PLC	10,694	35,530
Uniphar PLC(a)	25,108	55,657
		679,371
Italy — 7.2%
A2A SpA	146,388	274,769
ACEA SpA	4,160	50,091
Anima Holding SpA(c)	17,081	69,808
Antares Vision SpA(a)	2,420	6,786
Arnoldo Mondadori Editore SpA	13,060	28,620
Ascopiave SpA	4,947	10,992
Azimut Holding SpA	10,069	212,163
Banca Generali SpA	5,440	176,470
Banca IFIS SpA	2,611	44,653
Banca Mediolanum SpA	21,099	172,285
Banca Monte dei Paschi di Siena SpA(a)	46,335	125,453
Banca Popolare di Sondrio SpA	37,510	204,663
Banco BPM SpA	134,077	685,983
BFF Bank SpA(c)	16,477	158,408
Biesse SpA	794	8,411
Bio On SpA(a)(b)(d)	801	—
BPER Banca	93,452	304,107
Brembo SpA	13,989	150,517
Brunello Cucinelli SpA	3,180	255,792
Buzzi Unicem SpA	8,971	237,545
Carel Industries SpA(c)	3,680	76,630
CIR SpA-Compagnie Industriali(a)	60,211	24,560
Credito Emiliano SpA	7,910	64,139
d’Amico International Shipping SA, NVS	3,960	20,783
Danieli & C Officine Meccaniche SpA	1,257	33,251
Datalogic SpA	1,962	11,769
De’ Longhi SpA	7,031	157,320
Digital Value SpA	230	11,870
doValue SpA(b)(c)	5,249	18,050
El.En. SpA	4,068	38,045
Enav SpA(c)	24,877	82,914
ERG SpA	5,665	139,194
Eurogroup Laminations SpA(a)	6,917	22,718
Fila SpA	3,034	22,781
Fincantieri SpA(a)(b)	45,766	24,406
GVS SpA(a)(c)	6,279	28,145
Hera SpA	76,774	215,972
Illimity Bank SpA	5,413	27,587
Industrie De Nora SpA(b)	3,020	42,678
Interpump Group SpA	7,103	297,007
Iren SpA	59,852	119,939
Italgas SpA	46,100	234,271
Juventus Football Club SpA(a)(b)	99,649	26,634
Leonardo SpA	37,660	569,136
Lottomatica Group SpA(a)	7,174	67,831
LU-VE SpA, NVS	812	15,122
Maire Tecnimont SpA(b)	14,085	65,496
MARR SpA	3,149	37,376
OVS SpA(c)	20,338	36,019
Pharmanutra SpA	342	17,460
Piaggio & C SpA	15,459	41,571
Pirelli & C SpA(c)	28,516	127,047
RAI Way SpA(c)	8,933	44,385
Reply SpA	2,086	196,831
Safilo Group SpA(a)	19,873	16,244

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Saipem SpA(a)	112,684	$171,711
Salcef SpA	1,436	34,111
Salvatore Ferragamo SpA(b)	5,434	66,485
Sanlorenzo SpA/Ameglia	1,134	40,354
Saras SpA	47,212	68,627
Seco SpA(a)	3,696	12,272
Sesa SpA	711	71,820
SOL SpA	3,345	96,263
Tamburi Investment Partners SpA	9,416	78,962
Technogym SpA(c)	12,035	90,597
Technoprobe SpA(a)(b)	14,047	102,370
Tinexta SpA	1,997	34,416
Tod’s SpA(a)	957	32,061
Unipol Gruppo SpA	36,731	198,993
Webuild SpA	37,217	67,026
Wiit SpA(b)	966	15,107
Zignago Vetro SpA	2,957	38,672
		7,372,544
Netherlands — 3.6%
Aalberts NV	9,382	292,927
Alfen Beheer BV(a)(b)(c)	2,063	65,036
Allfunds Group PLC	31,868	163,104
AMG Critical Materials NV	2,837	73,988
Arcadis NV	6,733	284,569
Ariston Holding NV	5,771	32,346
B&S Group Sarl(c)	2,642	9,547
Basic-Fit NV(a)(b)(c)	5,005	128,035
Brunel International NV	1,950	27,187
Cementir Holding NV	4,751	39,563
Corbion NV	5,545	96,032
Ebusco Holding NV(a)(b)	1,290	7,906
Eurocommercial Properties NV	4,004	85,959
Fastned BV(a)(b)	621	16,651
Flow Traders Ltd., NVS(b)	2,955	53,998
Fugro NV(a)	10,700	176,732
InPost SA(a)	18,568	183,727
Iveco Group NV(a)	16,661	140,415
Just Eat Takeaway.com NV(a)(c)	17,771	216,552
Koninklijke BAM Groep NV	26,855	55,493
Koninklijke Vopak NV	6,436	217,003
MFE-MediaForEurope NV, NVS(b)	5,392	14,292
MFE-MediaForEurope NV, Class A	15,439	28,006
NSI NV	1,794	32,384
Pharming Group NV(a)	63,160	74,680
PostNL NV	30,110	56,107
SBM Offshore NV	13,609	169,493
Signify NV(c)	12,105	313,796
Sligro Food Group NV	2,083	35,536
Technip Energies NV	13,413	293,875
TKH Group NV	3,776	138,122
TomTom NV(a)	6,973	41,776
Van Lanschot Kempen NV	2,970	79,816
Vastned Retail NV	1,012	20,259
Wereldhave NV	2,920	44,032
		3,708,944
Norway — 5.0%
Aker ASA, Class A	2,087	125,504
Aker Carbon Capture ASA(a)	32,825	31,206
Aker Horizons Holding AS(a)(b)	20,735	6,346
Aker Solutions ASA	22,661	90,491
Atea ASA	7,473	77,734
Security	Shares	Value

Norway (continued)
Austevoll Seafood ASA	8,828	$60,335
Bakkafrost P/F	4,697	212,021
Belships ASA	8,148	12,764
Bewi ASA	4,117	7,666
BLUENORD ASA(a)	2,169	115,257
Bonheur ASA	2,011	34,780
Borr Drilling Ltd.(a)	19,317	120,426
Borregaard ASA	8,744	118,669
BW Energy Ltd.(a)	9,610	24,078
BW LPG Ltd.(c)	7,389	104,509
BW Offshore Ltd.	8,350	17,450
Cadeler AS(a)(b)	9,901	31,358
Cool Co. Ltd.	2,223	29,012
Crayon Group Holding ASA(a)(b)(c)	7,135	41,237
DNO ASA	43,868	44,722
Elkem ASA(c)	26,462	40,933
Entra ASA(c)	6,700	52,270
Europris ASA(c)	14,544	82,433
Flex LNG Ltd.	2,793	85,508
Frontline PLC, NVS	12,559	280,785
Golden Ocean Group Ltd.	12,511	92,569
Grieg Seafood ASA	4,697	31,178
Hafnia Ltd.	23,679	155,606
Hexagon Composites ASA(a)	11,400	26,872
Hexagon Purus ASA(a)(b)	12,870	11,846
Hoegh Autoliners ASA	7,161	57,886
Kahoot! ASA(a)(b)	41,377	129,611
Kitron ASA	16,743	44,223
Leroy Seafood Group ASA	25,298	100,208
MPC Container Ships AS	28,586	40,409
NEL ASA(a)	155,574	102,299
Nordic Semiconductor ASA(a)	15,516	126,071
Norske Skog ASA(a)(b)(c)	6,756	24,681
Norwegian Air Shuttle ASA(a)(b)	68,889	49,513
Nykode Therapeutics AS(a)	13,851	21,289
Odfjell Drilling Ltd.	9,558	33,456
PGS ASA(a)	83,633	76,000
Protector Forsikring ASA	5,313	83,217
REC Silicon ASA(a)(b)	24,609	32,045
Scatec ASA(c)	11,103	56,110
Schibsted ASA, Class A	6,888	137,995
Schibsted ASA, Class B	9,075	168,392
SpareBank 1 Nord Norge.	8,866	74,977
SpareBank 1 Oestlandet	3,411	37,894
SpareBank 1 SMN	13,453	163,232
SpareBank 1 SR-Bank ASA	16,815	182,630
Stolt-Nielsen Ltd.	2,155	70,895
Storebrand ASA	42,262	352,928
Subsea 7 SA	21,252	279,163
TGS ASA	11,918	162,988
TOMRA Systems ASA	22,039	174,689
Veidekke ASA	10,146	87,555
Wallenius Wilhelmsen ASA	9,780	82,194
		5,118,115
Portugal — 0.7%
Altri SGPS SA	7,157	34,618
Banco Comercial Portugues SA, Class R(a)	777,020	238,480
Corticeira Amorim SGPS SA	3,774	36,618
CTT-Correios de Portugal SA	7,875	30,039
Greenvolt Energias Renovaveis SA(a)(b)	5,051	33,751
Mota-Engil SGPS SA	8,464	27,466
Navigator Co. SA (The)	20,235	80,552

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
NOS SGPS SA	19,293	$70,510
REN - Redes Energeticas Nacionais SGPS SA	37,673	98,079
Semapa-Sociedade de Investimento e Gestao	1,421	20,100
Sonae SGPS SA	73,569	72,376
		742,589
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(a)(d)	60,000	1

Spain — 4.1%
Acerinox SA	17,182	167,401
Aedas Homes SA(c)	1,113	17,764
Almirall SA	7,640	69,558
Applus Services SA	12,167	128,095
Atresmedia Corp. de Medios de Comunicacion SA	8,800	32,974
Audax Renovables SA(a)	12,036	13,678
Banco de Sabadell SA	523,628	651,076
Bankinter SA	62,733	396,689
Cia. de Distribucion Integral Logista Holdings SA	5,496	134,955
Cie. Automotive SA	4,011	102,268
Construcciones y Auxiliar de Ferrocarriles SA	1,667	49,796
Distribuidora Internacional de Alimentacion SA(a)	1,399,104	18,087
Ebro Foods SA	6,557	111,562
eDreams ODIGEO SA(a)	8,216	52,678
Ence Energia y Celulosa SA	12,780	38,231
Faes Farma SA	28,998	91,086
Fluidra SA	9,011	158,870
Gestamp Automocion SA(c)	16,100	59,245
Global Dominion Access SA(c)	8,327	27,089
Grenergy Renovables SA(a)(b)	1,308	31,057
Indra Sistemas SA	11,672	163,889
Inmobiliaria Colonial SOCIMI SA	25,048	140,526
Laboratorios Farmaceuticos Rovi SA	1,987	106,263
Lar Espana Real Estate SOCIMI SA	4,678	27,125
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	58,595	50,468
Mapfre SA	85,987	178,743
Melia Hotels International SA(a)(b)	10,657	59,290
Merlin Properties SOCIMI SA	30,608	255,203
Neinor Homes SA(c)	2,446	25,208
Opdenergy Holdings SA, NVS(a)	3,991	24,366
Pharma Mar SA	1,336	45,519
Prosegur Cash SA(c)	26,612	14,473
Prosegur Cia. de Seguridad SA	18,889	28,244
Sacyr SA	39,218	113,245
Solaria Energia y Medio Ambiente SA(a)	7,750	116,255
Soltec Power Holdings SA(a)	3,205	8,967
Talgo SA(c)	5,589	21,201
Tecnicas Reunidas SA(a)(b)	4,345	38,321
Unicaja Banco SA(c)	122,070	127,187
Vidrala SA	1,860	138,245
Viscofan SA	3,695	213,593
		4,248,490
Sweden — 10.4%
AAK AB	16,906	321,509
AcadeMedia AB(c)	8,350	34,590
AddLife AB, Class B	10,262	67,034
AddTech AB, Class B	24,457	359,526
AFRY AB	8,819	92,662
Alimak Group AB(c)	6,548	38,567
Alleima AB, NVS	19,183	116,771
Arjo AB, Class B	19,813	66,263
Atrium Ljungberg AB, Class B	4,753	73,091
Security	Shares	Value

Sweden (continued)
Attendo AB(a)(c)	9,746	$30,864
Avanza Bank Holding AB	11,768	198,937
Axfood AB	10,273	227,141
Betsson AB	10,670	107,387
Bilia AB, Class A	6,070	56,402
Billerud AB	20,989	195,000
BioArctic AB, Class B(a)(c)	3,393	68,453
BioGaia AB, Class B	8,228	73,417
Biotage AB	6,390	65,275
BoneSupport Holding AB(a)(c)	5,370	69,888
Boozt AB(a)(b)(c)	5,147	35,966
Bravida Holding AB(c)	19,327	120,927
Bufab AB	2,474	58,816
Bure Equity AB	5,289	105,748
Calliditas Therapeutics AB, Class B(a)(b)	3,892	32,322
Camurus AB(a)	2,928	87,756
Castellum AB	36,678	351,513
Catena AB	3,095	102,526
Cellavision AB	1,384	16,788
Cibus Nordic Real Estate AB	4,807	45,113
Clas Ohlson AB, Class B	3,503	36,795
Cloetta AB, Class B	19,061	30,549
Collector Bank AB(a)	5,544	17,918
Coor Service Management Holding AB(c)	9,446	32,563
Corem Property Group AB, Class B	49,180	31,749
Creades AB, Class A	5,163	27,569
Dios Fastigheter AB	9,490	51,373
Dometic Group AB(c)	29,518	182,150
Electrolux AB, Class B(a)	20,592	173,286
Electrolux Professional AB, Class B	22,633	91,565
Elekta AB, Class B	32,875	223,937
Embracer Group AB, Class B(a)(b)	72,557	118,133
Engcon AB	3,664	23,447
Fabege AB	21,481	160,271
Fortnox AB	45,392	179,931
Granges AB	9,951	95,806
Hemnet Group AB	6,934	120,434
Hexatronic Group AB	14,831	34,636
Hexpol AB	24,722	219,409
HMS Networks AB	2,590	85,907
Hufvudstaden AB, Class A	10,555	112,531
Instalco AB	19,244	53,873
Intrum AB	7,277	37,377
Investment AB Oresund	2,668	23,820
INVISIO AB	3,756	56,614
Inwido AB	4,709	48,121
JM AB(b)	6,189	66,046
Kambi Group PLC, Class B(a)	2,201	31,529
Kindred Group PLC	21,429	175,436
Kinnevik AB, Class B(a)	23,063	197,200
KNOW IT AB	2,298	28,822
Lindab International AB	6,901	106,340
Loomis AB, Class B	6,737	175,009
Medicover AB, Class B	6,119	68,961
MEKO AB	3,552	28,575
Millicom International Cellular SA, SDR(a)	12,741	200,188
MIPS AB	2,424	59,775
Modern Times Group MTG AB, Class B(a)	7,521	60,376
Munters Group AB(c)	12,221	149,203
Mycronic AB	6,940	152,033
NCC AB, Class B	7,353	75,326
New Wave Group AB, Class B	8,175	53,387

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Nolato AB, Class B	18,022	$79,714
Nordnet AB publ	12,799	181,216
Note AB(a)(b)	1,734	22,729
NP3 Fastigheter AB	2,766	36,963
Nyfosa AB	13,795	66,758
OX2 AB, Class B(a)	14,029	56,732
Pandox AB, Class B	8,798	86,599
Paradox Interactive AB	3,400	64,671
Peab AB, Class B	16,372	61,029
Platzer Fastigheter Holding AB, Class B	5,343	28,001
PowerCell Sweden AB(a)(b)	4,075	16,464
Ratos AB, Class B	18,996	52,918
Resurs Holding AB(c)	11,092	21,639
Rvrc Holding AB	4,941	17,089
Samhallsbyggnadsbolaget i Norden AB(b)	96,111	27,956
Scandic Hotels Group AB(a)(c)	13,411	45,201
Sdiptech AB, Class B(a)	2,487	48,891
Sectra AB, Class B	12,637	136,676
Sinch AB(a)(b)(c)	63,804	101,112
SkiStar AB(b)	3,842	36,552
SSAB AB, Class A	21,753	130,312
SSAB AB, Class B	60,772	352,572
Stillfront Group AB(a)	42,768	44,272
Storskogen Group AB	128,807	76,316
Surgical Science Sweden AB(a)	3,271	37,136
Svolder AB	8,332	37,306
Sweco AB, Class B	20,153	185,813
SwedenCare AB	6,382	25,918
Synsam AB	5,000	15,394
Thule Group AB(c)	9,833	223,814
Trelleborg AB, Class B	21,277	538,075
Troax Group AB	3,748	60,076
Truecaller AB(a)(b)	21,062	50,971
Vestum AB(a)(b)	19,008	5,902
Viaplay Group AB, Class B(a)(b)	7,282	15,617
Vimian Group AB(a)(b)	14,201	32,187
Vitec Software Group AB, Class B	2,905	115,939
Vitrolife AB	6,845	89,240
Wallenstam AB, Class B	33,204	112,304
Wihlborgs Fastigheter AB	26,016	168,637
XANO Industri AB, Class B	1,344	9,993
Xvivo Perfusion AB(a)	2,125	44,166
		10,679,092
Switzerland — 8.9%
Accelleron Industries AG, NVS	8,372	206,781
Allreal Holding AG, Registered.	1,392	223,368
ALSO Holding AG, Registered	608	155,096
Arbonia AG	5,072	43,156
Aryzta AG(a)	93,648	171,639
Autoneum Holding AG(a)	299	33,946
Basilea Pharmaceutica AG, Registered(a)	1,148	44,683
Belimo Holding AG, Registered	928	390,704
Bell Food Group AG, Registered	203	60,475
Bossard Holding AG, Class A, Registered	522	107,746
Bucher Industries AG, Registered.	623	222,390
Burckhardt Compression Holding AG	291	147,514
Burkhalter Holding AG	672	62,857
Bystronic AG, Registered.	129	61,659
Cembra Money Bank AG	2,815	194,095
Coltene Holding AG, Registered	221	15,476
Comet Holding AG, Registered	722	142,007
COSMO Pharmaceuticals NV(b)	888	33,728
Security	Shares	Value

Switzerland (continued)
Daetwyler Holding AG, Bearer	705	$124,740
DKSH Holding AG	3,357	205,557
DocMorris AG(a)(b)	1,111	46,196
dormakaba Holding AG	302	138,042
Dottikon Es Holding AG(a)(b)	264	58,320
EFG International AG	8,988	108,012
Emmi AG, Registered	200	188,843
Flughafen Zurich AG, Registered	1,858	347,189
Forbo Holding AG, Registered	93	102,564
Galenica AG(c)	4,655	351,680
Georg Fischer Ltd.	7,634	396,139
Gurit Holding AG(a)	304	23,728
Huber + Suhner AG, Registered	1,583	108,405
Idorsia Ltd.(a)(b)	10,356	19,695
Implenia AG, Registered	1,216	37,824
Inficon Holding AG, Registered	159	172,099
Interroll Holding AG, Registered	64	168,728
Intershop Holding AG	97	64,362
Kardex Holding AG, Registered	572	110,588
Komax Holding AG, Registered	354	70,279
Landis+Gyr Group AG	2,006	148,829
LEM Holding SA, Registered	44	89,001
Leonteq AG	883	38,044
Medacta Group SA(c)	655	75,030
Medartis Holding AG(a)(c)	462	36,517
Medmix AG(c)	2,363	48,993
Meier Tobler Group AG	428	14,703
Metall Zug AG, Class B, Registered	20	28,692
Meyer Burger Technology AG(a)(b)	307,550	82,396
Mobilezone Holding AG, Registered	4,118	62,595
Mobimo Holding AG, Registered	678	187,272
Montana Aerospace AG(a)(c)	2,566	30,875
OC Oerlikon Corp. AG, Registered.	17,086	68,066
Orior AG	627	51,144
PolyPeptide Group AG(a)(b)(c)	1,384	25,988
PSP Swiss Property AG, Registered	4,268	525,131
Rieter Holding AG, Registered(b)	249	21,147
Schweiter Technologies AG, NVS(b)	93	51,936
Sensirion Holding AG(a)(b)(c)	894	66,943
SFS Group AG	1,651	165,171
Siegfried Holding AG, Registered	359	284,694
SKAN Group AG	931	70,262
Softwareone Holding AG	10,416	205,225
St. Galler Kantonalbank AG, Class A, Registered	284	154,075
Stadler Rail AG	5,108	172,825
Sulzer AG, Registered.	1,756	144,925
Swissquote Group Holding SA, Registered	1,071	205,711
Tecan Group AG, Registered	1,203	346,224
TX Group AG	243	22,573
u-blox Holding AG	634	59,971
Untrade Real Gold Mining(a)(d)	27,000	—
Valiant Holding AG, Registered	1,474	160,712
Vetropack Holding AG, Class A, Registered	1,204	47,186
Vontobel Holding AG, Registered	2,647	154,844
V-ZUG Holding AG(a)	175	11,254
Ypsomed Holding AG, Registered	382	105,279
Zehnder Group AG, Registered	837	43,246
		9,167,789
United Kingdom — 29.7%
4imprint Group PLC	2,656	162,551
888 Holdings PLC(a)	31,172	30,917
AB Dynamics PLC	1,582	27,593

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Advanced Medical Solutions Group PLC	20,304	$47,827
AG Barr PLC	8,610	51,436
Airtel Africa PLC(c)	87,535	120,545
AJ Bell PLC	29,439	90,599
Alpha Financial Markets Consulting PLC	11,271	52,057
Alpha FX Group PLC	3,188	60,448
Alphawave IP Group PLC(a)	22,555	26,866
AO World PLC(a)	29,377	29,833
Ascential PLC(a)	41,898	133,321
Ashmore Group PLC	44,097	90,848
ASOS PLC(a)(b)	7,130	34,445
Assura PLC	278,305	138,486
Aston Martin Lagonda Global Holdings PLC(a)(c)	23,846	63,622
Atalaya Mining PLC	9,070	33,072
Auction Technology Group PLC(a)	9,041	61,648
B&M European Value Retail SA	89,161	573,995
Babcock International Group PLC(a)	23,330	111,005
Balanced Commercial Property Trust Ltd.	63,244	48,625
Balfour Beatty PLC	52,519	197,375
Bank of Georgia Group PLC	3,259	131,906
Beazley PLC	63,200	395,908
Bellway PLC	11,291	287,341
Big Yellow Group PLC	16,384	190,547
Bodycote PLC	17,754	123,864
boohoo Group PLC(a)(b)	89,227	34,054
Breedon Group PLC	28,675	108,916
Bridgepoint Group PLC(c)	22,200	48,974
British Land Co. PLC (The)	83,086	301,210
Britvic PLC	24,139	245,867
Burford Capital Ltd.	17,325	214,208
Bytes Technology Group PLC	21,619	129,405
C&C Group PLC	36,625	61,966
Capita PLC(a)	167,693	34,181
Capital & Counties Properties PLC	137,855	174,758
Carnival PLC(a)	13,103	134,481
Centamin PLC	109,629	109,878
Central Asia Metals PLC	16,351	32,553
Ceres Power Holdings PLC(a)(b)	11,794	28,383
Chemring Group PLC	26,221	89,077
Clarkson PLC	2,679	86,126
Close Brothers Group PLC	14,025	136,155
CLS Holdings PLC	16,060	16,965
CMC Markets PLC(c)	11,708	13,419
Coats Group PLC	148,727	122,201
Computacenter PLC	7,976	249,470
ConvaTec Group PLC(c)	153,905	381,984
Craneware PLC	2,777	53,499
Cranswick PLC	5,003	212,717
Crest Nicholson Holdings PLC	20,873	40,592
Currys PLC	89,412	48,696
Custodian Reit PLC	40,277	40,274
CVS Group PLC	6,793	121,283
Darktrace PLC(a)	29,495	125,862
Dechra Pharmaceuticals PLC	10,694	495,656
Deliveroo PLC, Class A(a)(c)	88,911	140,487
Derwent London PLC	8,970	199,349
Diploma PLC	12,591	436,540
Direct Line Insurance Group PLC(a)	122,953	226,695
DiscoverIE Group PLC	9,087	68,146
Diversified Energy Co. PLC	89,329	72,670
Domino’s Pizza Group PLC	34,911	145,670
Dowlais Group PLC	125,789	153,146
Security	Shares	Value

United Kingdom (continued)
Dr. Martens PLC	62,316	$88,352
Draper Esprit PLC(a)	12,381	35,424
Drax Group PLC	36,882	189,444
DS Smith PLC	129,415	448,872
Dunelm Group PLC	11,467	135,998
easyJet PLC(a)	28,368	126,549
Elementis PLC(a)	54,748	78,815
Empiric Student Property PLC	57,338	58,889
Energean PLC	12,667	131,175
EnQuest PLC(a)	153,330	30,146
Ergomed PLC(a)	4,004	65,311
Essentra PLC	28,000	50,572
FD Technologies PLC(a)	2,226	23,288
FDM Group Holdings PLC	8,849	46,947
Ferrexpo PLC(a)	30,332	27,927
Fevertree Drinks PLC	9,666	117,955
Finablr PLC(a)(c)(d)	20,497	—
Firstgroup PLC	64,668	124,447
Forterra PLC(c)	19,707	32,241
Frasers Group PLC(a)	10,591	103,506
Future PLC	10,321	111,441
Games Workshop Group PLC	3,100	372,721
Gamma Communications PLC	8,782	111,894
GB Group PLC	23,215	67,463
Genel Energy PLC	13,376	13,299
Genuit Group PLC	22,866	73,775
Genus PLC	6,148	159,927
Grafton Group PLC	18,897	177,109
Grainger PLC	66,361	183,417
Great Portland Estates PLC	18,795	89,093
Greatland Gold PLC(a)	401,327	45,755
Greggs PLC	9,517	274,148
Gulf Keystone Petroleum Ltd.	22,137	32,617
Halfords Group PLC	19,549	47,774
Hammerson PLC	378,929	101,509
Harbour Energy PLC	51,793	160,084
Hays PLC	149,021	174,630
Helios Towers PLC(a)	67,674	49,805
Hill & Smith PLC	7,427	148,882
Hilton Food Group PLC	7,664	60,828
Hiscox Ltd.	32,644	372,171
Hochschild Mining PLC(a)	30,109	34,300
Home Reit PLC(d)	61,201	21,136
Howden Joinery Group PLC	51,511	400,040
Hunting PLC	13,120	46,166
Ibstock PLC(c)	36,094	53,741
IG Group Holdings PLC	38,243	297,094
IMI PLC	24,497	437,493
Impact Healthcare Reit PLC, Class B	31,207	31,472
Impax Asset Management Group PLC	9,147	42,803
Inchcape PLC	34,586	280,405
Indivior PLC, NVS(a)	12,210	233,740
IntegraFin Holdings PLC	28,494	75,777
Intermediate Capital Group PLC	27,300	434,643
International Distributions Services PLC(a)	67,337	206,740
Investec PLC	60,592	335,902
IP Group PLC	97,369	51,895
ITM Power PLC(a)(b)	41,097	32,279
ITV PLC	337,849	263,061
IWG PLC(a)	71,106	114,082
J D Wetherspoon PLC(a)	8,695	66,792
JET2 PLC	16,133	197,158

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
John Wood Group PLC(a)	64,705	$112,055
Johnson Service Group PLC	38,898	60,422
JTC PLC(c)	14,124	109,921
Judges Scientific PLC	541	53,657
Jupiter Fund Management PLC	40,555	38,741
Just Group PLC	95,650	87,891
Kainos Group PLC	7,674	104,796
Keller Group PLC	7,022	66,145
Keywords Studios PLC	6,948	110,327
Kier Group PLC(a)	38,861	47,611
Lancashire Holdings Ltd.	22,652	156,384
Learning Technologies Group PLC	57,017	42,863
Liontrust Asset Management PLC	5,549	37,847
LondonMetric Property PLC	101,547	204,632
LXI REIT PLC	150,716	157,083
Man Group PLC/Jersey	112,461	300,680
Marks & Spencer Group PLC(a)	184,984	488,465
Marlowe PLC(a)	7,770	52,320
Marshalls PLC	21,441	53,931
Me Group International PLC	17,974	30,629
Mitchells & Butlers PLC(a)	25,514	64,317
Mitie Group PLC	119,165	143,028
Moneysupermarket.com Group PLC	47,565	150,100
Moonpig Group PLC(a)	22,152	44,399
Morgan Advanced Materials PLC	26,328	72,001
Morgan Sindall Group PLC	3,984	91,036
National Express Group PLC	53,006	40,381
NCC Group PLC	30,848	39,969
Network International Holdings PLC(a)(c)	44,628	210,355
Next Fifteen Communications Group PLC	7,636	58,657
Ninety One PLC	25,766	49,513
OSB Group PLC	38,907	142,051
Oxford Biomedica PLC(a)	6,096	15,708
Oxford Instruments PLC	5,165	113,126
Oxford Nanopore Technologies PLC(a)	51,147	126,571
Pagegroup PLC	30,586	140,166
Pan African Resources PLC	178,853	35,217
Paragon Banking Group PLC	19,619	105,780
Patisserie Holdings PLC, NVS(a)(d)	7,527	—
Penno Group PLC	24,495	216,297
Petrofac Ltd.(a)(b)	40,411	23,085
Pets at Home Group PLC	45,489	155,253
Picton Property Income Ltd.	49,874	39,403
Playtech PLC(a)	21,594	103,043
Plus500 Ltd.	7,634	130,923
Polar Capital Holdings PLC	8,343	42,286
Premier Foods PLC	60,133	85,660
Primary Health Properties PLC	126,711	138,225
Provident Financial PLC	23,347	32,804
PRS REIT PLC (The)	49,809	43,719
PZ Cussons PLC	21,451	34,929
QinetiQ Group PLC	49,157	197,765
Quilter PLC(c)	133,174	129,593
Rank Group PLC(a)	17,812	14,549
Rathbones Group PLC	5,587	101,918
Redde Northgate PLC	21,362	87,240
Redrow PLC	26,191	154,903
Renew Holdings PLC	7,522	65,387
Renewi PLC(a)	6,883	49,108
Renishaw PLC	3,388	127,294
RHI Magnesita NV(b)	2,597	81,064
Rightmove PLC	76,494	441,112

Security	Shares	Value

United Kingdom (continued)
Rotork PLC	81,242	$290,515
RS GROUP PLC	44,521	367,406
RWS Holdings PLC	26,368	66,534
S4 Capital PLC(a)	34,013	26,282
Safestore Holdings PLC	20,291	168,851
Savills PLC	13,038	124,795
Serco Group PLC	103,328	179,594
Serica Energy PLC	22,785	64,539
SIG PLC(a)	71,349	23,668
Sirius Real Estate Ltd.	111,558	108,395
Smart Metering Systems PLC	12,268	95,491
Softcat PLC	12,129	186,489
SolGold PLC(a)	136,753	15,874
Spectris PLC	9,776	369,405
Spire Healthcare Group PLC(c)	26,722	69,343
Spirent Communications PLC	54,977	64,984
SSP Group PLC(a)	74,124	162,169
SThree PLC	12,926	55,182
Supermarket Income Reit PLC	117,780	103,931
Synthomer PLC(a)	11,396	26,328
Target Healthcare REIT PLC	58,890	51,608
Tate & Lyle PLC	37,890	290,367
TBC Bank Group PLC	3,829	124,959
Team17 Group PLC(a)	10,781	34,725
Telecom Plus PLC	6,577	123,428
THG PLC, Class B(a)	53,753	45,889
TI Fluid Systems PLC(c)	31,630	47,518
TP ICAP Group PLC	73,410	140,562
Trainline PLC(a)(c)	42,784	135,413
Travis Perkins PLC	20,024	180,419
Tremor International Ltd.(a)(b)	9,368	15,770
Tritax Big Box REIT PLC	174,104	289,869
Trustpilot Group PLC(a)(c)	25,080	30,483
TUI AG(a)	42,529	214,949
Tullow Oil PLC(a)(b)	117,064	47,210
Tyman PLC	18,566	54,835
UK Commercial Property REIT Ltd.	74,008	47,473
UNITE Group PLC (The)	31,846	337,011
Urban Logistics REIT PLC	44,085	55,834
Vesuvius PLC	20,030	98,112
Victoria PLC(a)(b)	5,084	19,897
Victrex PLC	8,200	137,241
Virgin Money UK PLC	109,070	198,155
Vistry Group PLC	30,915	266,466
Volex PLC	12,387	42,533
Volution Group PLC	18,603	81,988
Warehouse REIT PLC	35,948	31,677
Watches of Switzerland Group PLC(a)(c)	22,460	137,131
Weir Group PLC (The)	24,344	505,639
WH Smith PLC	12,211	172,165
Wickes Group PLC	25,374	39,594
Wincanton PLC	10,881	33,450
Workspace Group PLC	13,572	79,768
XP Power Ltd.	1,726	23,048
Yellow Cake PLC(a)(c)	19,030	127,812
YouGov PLC	9,818	101,433
Young & Co’s Brewery PLC, Series A, Class A	1,962	24,801
		30,466,454
Total Common Stocks — 98.4%
(Cost: $158,758,909)		101,118,675

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.6%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	811	$40,899
Einhell Germany AG, Preference Shares, NVS	166	23,326
Fuchs Petrolub SE, Preference Shares, NVS	6,483	263,307
Jungheinrich AG, Preference Shares, NVS	4,523	121,420
Schaeffler AG, Preference Shares, NVS	11,507	59,722
Sixt SE, Preference Shares, NVS	1,586	91,381
STO SE & Co. KGaA, Preference Shares, NVS	247	32,094
		632,149
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,608	72,901

Total Preferred Stocks — 0.7%
(Cost: $891,801)		705,050

Rights

Finland — 0.0%
Finnair OYJ, (Expires 11/16/23, Strike Price EUR 0.03)	61,443	24,224

Spain — 0.0%
Vidrala SA, (Expires 12/01/23, Strike Price EUR)(a)	1,860	6,858

Total Rights — 0.0%
(Cost: $65,896)		31,082

Warrants

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(b)	5,910	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.1%
(Cost: $159,716,606)		101,854,807
Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	4,699,985	$4,701,865
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	50,000	50,000

Total Short-Term Securities — 4.6%
(Cost: $4,750,396)		4,751,865

Total Investments — 103.7%
(Cost: $164,467,002)		106,606,672

Liabilities in Excess of Other Assets — (3.7)%		(3,834,323)

Net Assets — 100.0%		$102,772,349

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,088,328	$—		$(1,386,945	)(a)	$113	$369	$4,701,865	4,699,985	$31,168	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	10,000	(a)	—		—	—	50,000	50,000	319		—
						$113	$369	$4,751,865		$31,487		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	17	12/15/23	$734	$(19,781)
FTSE 100 Index	3	12/15/23	268	(9,832)
				$(29,613)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks.	$18,302,016	$82,795,522	$21,137	$101,118,675
Preferred Stocks	55,420	649,630	—	705,050
Rights	6,858	24,224	—	31,082
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	4,751,865	—	—	4,751,865
	$23,116,159	$83,469,376	$21,137	$106,606,672
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(29,613)	$—	$(29,613)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt